Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Other assets:
Receivables from brokers, dealers and customers for securities transactions	[1]	¥ 1,356,005	¥ 1,578,952
Other		364,631	368,030
Collateral pledged for derivative transactions		868,572	981,390
Margins provided for futures contracts		171,927	142,156
Other		906,646	965,137
Prepaid pension cost		859,484	874,191
Security deposits		125,739	126,001
Loans held for sale		15,758	86,153
Other		557,763	609,624
Total		5,226,525	5,731,634
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	[1]	1,986,580	1,410,785
Other		556,064	455,789
Guaranteed trust principal	[2]	780,619	761,685
Collateral accepted for derivative transactions		700,758	598,524
Margins accepted for futures contracts		333,238	325,038
Unearned income	[3]	132,364	130,916
Other		905,459	1,022,858
Total		¥ 5,395,082	¥ 4,705,595

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥372,799 million of such receivables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥446,935 million of such payables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively.
[2]	Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 "Variable interest entities and securitizations" for further discussion of the guaranteed principal money trusts.
[3]	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.